Managed Container Fleet (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the consolidated balance sheets as of December 31, 2022 and 2021, which consisted of the following:

	2022			2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,378,374	$(2,027,743)	$4,350,631	$6,566,785	$(1,850,721)	$4,716,064
Containers - managed fleet	16,417	(1,924)	14,493	16,757	(943)	15,814
Total containers	$6,394,791	$(2,029,667)	$4,365,124	$6,583,542	$(1,851,664)	$4,731,878

Summary of Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions	ncome from the managed fleet, including management fees earned from acquisition fees and sales commissions during 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Lease rental income - managed fleet	$49,635	$56,037	$62,448
Less: distribution expense to managed fleet container investors	(44,150)	(50,360)	(57,311)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(1,836)	(1,348)	(730)
	3,649	4,329	4,407
Management fees from non-leasing services	2,812	3,360	5,271
Total	$6,461	$7,689	$9,678

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets	The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of December 31, 2022 and 2021 in the consolidated balance sheets (also, see Note 3 “Transactions with Affiliates and Container Investors”).

	2022	2021
Accounts receivable, net - owned fleet	$107,457	$118,107
Accounts receivable, net - managed fleet	7,348	7,639
Total accounts receivable, net	$114,805	$125,746

Prepaid expenses and other current assets - owned fleet	$16,614	$14,142
Prepaid expenses and other current assets - managed fleet	89	42
Total prepaid expenses and other current assets	$16,703	$14,184

Accounts payable and accrued expenses - owned fleet	$22,868	$21,736
Accounts payable and accrued expenses - managed fleet	1,292	375
Total accounts payable and accrued expenses	$24,160	$22,111

Container contracts payable - owned fleet	$6,648	$140,968
Total container contracts payable	$6,648	$140,968